Convertible promissory notes (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 11, 2019 shares	Dec. 10, 2018 USD ($) D item $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
CONVERTIBLE NOTES
Term of debt instrument			2 years
Carrying amount of the convertible notes
Balance at the beginning of the period				$ 51,922
Issuance					$ 29,131
Change in fair value				(14,591)	22,791
Conversion to ordinary shares				(21,562)
Forward contracts				(15,769)
Balance at the end of the period					$ 51,922
Conversion of preferred shares upon IPO			$ 15,769	21,562
Ordinary Shares
Carrying amount of the convertible notes
Conversion of preferred shares upon IPO			3	3
Additional Paid-in Capital
Carrying amount of the convertible notes
Conversion of preferred shares upon IPO			$ 15,766	$ 21,559
Convertible promissory notes
CONVERTIBLE NOTES
Face amount of debt instrument		$ 85,550
Interest rate (as a percent)		0.00%
Term of debt instrument		365 days
Convertible promissory notes | Ezbuy
Carrying amount of the convertible notes
Number of ordinary shares issued upon conversion of convertible notes | shares	13,154,284
Convertible promissory notes | ADSs
Carrying amount of the convertible notes
Trading price for 3 consecutive trading days | $ / shares		$ 3.85
Number of trading days for calculation of trading price | D		3
Number of ordinary shares issued upon conversion of convertible notes | shares	19,091,837	22,220,779
Number of highest trading closing prices | item		10
Convertible promissory notes | ADSs | Maximum
Carrying amount of the convertible notes
Number of ordinary shares issued upon conversion of convertible notes | shares		44,441,558
Average trading price of the ten highest closing price | $ / shares		$ 3.85
Convertible promissory notes | Ordinary Shares
Carrying amount of the convertible notes
Number of ordinary shares issued upon conversion of convertible notes | shares	38,183,674		37,545,158